Note 13 - Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated other comprehensive income (loss), net

	Changes in fair value of derivative contracts designated as hedge transactions	Adjustments For Pension Plans	Total Accumulated Other Comprehensive Income (Loss), Net
Balance January 1, 2021	$7,632	$(40,521)	$(32,889)
2021 change	(12,307)	16,740	4,433

Balance December 31, 2021	(4,675)	(23,781)	(28,456)
2022 change	13,837	17,067	30,904

Balance December 31, 2022	9,162	(6,714)	2,448
2023 change	4,546	(1,157)	3,389

Balance December 31, 2023	$13,708	$(7,871)	$5,837

	Changes in fair value of derivative contracts designated as hedge transactions	Adjustments For Pension Plans	Total Accumulated Other Comprehensive Income (Loss), Net
Balance January 1, 2021	$—	$12,575	$12,575
2021 change	4,689	(6,379)	(1,690)

Balance December 31, 2021	4,689	6,196	10,885
2022 change	(5,233)	(6,454)	(11,687)

Balance December 31, 2022	(544)	(258)	(802)
2023 change	(1,683)	428	(1,255)

Balance December 31, 2023	$(2,227)	$170	$(2,057)